Cover	Mar. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2020
Entity File Number	1-16191
Entity Registrant Name	TENNANT COMPANY
Entity Central Index Key	0000097134
Entity Tax Identification Number	41-0572550
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	701 North Lilac Drive
Entity Address, Address Line Two	P.O. Box 1452
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55440
City Area Code	763
Local Phone Number	540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false